Related Party Transactions (Details) - USD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019
The Doctors Laboratory [Member]
Related Party Transaction [Line Items]
Operating Leases, Rent Expense	$ 32,000	$ 34,000	$ 64,000	$ 68,000
Consulting Service [Member]
Related Party Transaction [Line Items]
Business Development	25,000	25,000	50,000	50,000
Laboratory Testing Services [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Expenses from Transactions with Related Party	$ 58,000	$ 88,000	$ 206,000	$ 125,000